NOTES PAYABLE AND LINES OF CREDIT (Details 1) - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Debt discount	$ 75,601	$ 1,882,410
Carrying amount, current	(1,363,590)	0
Carrying amount, noncurrent	20,136,229	$ 0
Convertible Note 1
Face amount	30,000,000
Debt discount	10,402,024
Carrying amount	19,597,976
Convertible Note 2
Face amount	1,536,000
Debt discount	379,616
Carrying amount	1,156,384
Convertible Note 3
Face amount	500,000
Debt discount	6,092
Carrying amount	493,908
Convertible Note 4
Face amount	257,933
Debt discount	6,382
Carrying amount	251,551
Total Convertible Notes
Face amount	32,293,933
Face amount, current	(1,461,933)
Face amount, noncurrent	30,832,000
Debt discount	10,794,114
Debt discount, current	(98,343)
Debt discount, noncurrent	10,695,771
Carrying amount	21,499,819
Carrying amount, current	(1,363,590)
Carrying amount, noncurrent	$ 20,136,229